INCOME TAXES (Details - Schedule of components of income tax expense) - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Income Tax Disclosure [Abstract]
Current Hong Kong			$ 11,972	$ 0
Deferred Hong Kong			0	0
Provision (benefit) for income taxes	$ (7,141)	$ 224	$ 11,972	$ 0